Pensions and Other Post Retirement Benefits - Plan Assets and Investment Objectives (Details)	Dec. 31, 2025	Dec. 31, 2024
Weighted average pension plan asset allocations
Equities	45.00%	50.00%
Fixed income	25.00%	28.00%
Real assets	22.00%	20.00%
Private debt and equity	8.00%	2.00%
Total plan assets	100.00%	100.00%